Other liabilities - Schedule of Other Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	[1]
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Reinsurance contract liabilities	£ 8	£ 19
Lease liabilities	1,632	1,317
Other liabilities	19,026	18,764	[1]	£ 19,367
Settlement balances and items in the course of transmission to banks
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Settlement balances and items in the course of transmission to banks	1,429	1,497
Third party interests in consolidated funds
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Third party interests in consolidated funds	10,518	10,413
Other creditors and accruals
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Other creditors and accruals	£ 5,439	£ 5,518

[1]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.